[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                     ANNUAL
                                     REPORT
                                DECEMBER 31, 2001

                             CREDIT SUISSE TRUST --
                           EMERGING MARKETS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

   For the 12 months ended December 31, 2001, Credit Suisse Trust -- Emerging Markets Portfolio(1) (the "Portfolio") had a loss of 9.65%, vs. a loss of 2.38% for the Morgan Stanley Capital International Emerging Markets Free Index.(2)

   The period was a poor one for the world's equity markets. A weak global economic backdrop and a related flow of disappointing profit news weighed on stocks across virtually all regions. However, emerging stock markets collectively outperformed their developed market counterparts for the 12 months. This reflected their stronger rallies in the final months of the period, when equities broadly rebounded from mid-September lows. As the global liquidity backdrop improved, and as the war on terrorism proceeded successfully, investors re-entered equity markets and targeted high-growth asset classes especially.

   The Portfolio had a loss for the period, hurt by the overall weakness in emerging markets, and it underperformed its benchmark. We attribute much of the underperformance to the relatively defensive approach we took in the fourth quarter. From a sector standpoint, we were underweighted in the technology segment then, reflecting our concerns over the group's potential for heightened near-term volatility. This hampered the Portfolio, given the strong surge in these stocks. And with regard to regional allocation, we had an underweighting in Brazil, as we were--and remain--concerned about the market's vulnerability to financial turmoil in Argentina. Brazilian equities nonetheless finished the year on a strong note.

   With regard to the Portfolio's regional and country emphasis, Asia remained our primary area of emphasis. We continued to favor the larger, northern economies of South Korea, Taiwan and China (China in fact was the Portfolio's largest country overweighting as of the end of the period). That said, we became more optimistic about the potential for improved asset flows into certain smaller markets, and hence we established positions in Thailand and Indonesia late in the year.

   Within Latin America, Mexico was the Portfolio's largest position over much of the period. We ended the period with a modest overweighting in Mexico, reflecting our optimism regarding the country's overall fundamentals. We were underweighted in Brazil, as noted. If Argentine-contagion fears return to weigh on Brazilian equities, we may view it as an opportunity to add to our position in Brazil. We continued to have no direct exposure to Argentina itself.

   Elsewhere of note, we had an overweighting in Russia, in part due to our optimism over ongoing reform efforts. Our Russian holdings included globally oriented energy companies that have gone through significant restructurings. We also held a number of South African equities. We focused here on companies that could continue to benefit from weakness in the country's currency, such as certain price-sensitive and export-driven natural resource companies. We were notably underweighted in Israel, based on stock-specific factors and on our concerns over political risk.

   What are the prospects for emerging markets going forward? We believe that the group's fate will remain tied to three inter-related factors: global economic recovery, liquidity conditions and risk appetite. In our view, while liquidity and risk appetite should remain supportive, we are concerned that markets could be vulnerable to bad news in terms of global growth and corporate earnings over the near term.

   Given the market's strong recent rise, we do not intend to shift away from the generally defensive stance we had over the latter part of 2001. We plan to remain biased towards countries and sectors that we deem to be less leveraged to global growth, or are otherwise more defensive in character. We have concerns regarding technology shares in particular, which in our view are discounting very high rates of earnings growth with little room for disappointment.

   Nevertheless, we see grounds for optimism looking out over 2002. Growth is likely to rebound, albeit with some fits and starts over the year; monetary conditions should remain supportive, and country-specific political risks appear to us, for now, manageable. And within the emerging world, we believe that valuations-stretched in some instances-remain attractive within a global context. Earnings and growth expectations for many non-technology segments of the emerging world have been scaled back, leaving some room for positive surprise. As a result, we would look to any weakness in markets globally to add to selected markets.

Richard Watt            Emily Alejos                 Neil Gregson
Portfolio Manager       Associate Portfolio          Associate Portfolio
                        Manager                      Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER MUTUAL FUNDS THAT INVEST IN LARGER, MORE DEVELOPED MARKETS.

  [CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE
      INDEX FROM INCEPTION (12/31/97) AND AT EACH MONTH END. (UNAUDITED)]

           CREDIT SUISSE TRUST --          MSCI EMERGING
       EMERGING MARKETS PORTFOLIO(1)  MARKETS FREE INDEX(2)
 12/97            $10,000                    $10,000
  1/98            $10,270                    $ 9,216
  2/98            $11,760                    $10,178
  3/98            $12,110                    $10,619
  4/98            $11,940                    $10,504
  5/98            $10,260                    $ 9,064
  6/98            $ 9,530                    $ 8,113
  7/98            $ 9,680                    $ 8,371
  8/98            $ 7,040                    $ 5,951
  9/98            $ 7,490                    $ 6,328
 10/98            $ 7,970                    $ 6,995
 11/98            $ 8,330                    $ 7,576
 12/98            $ 8,270                    $ 7,466
  1/99            $ 7,755                    $ 7,346
  2/99            $ 7,513                    $ 7,417
  3/99            $ 8,199                    $ 8,395
  4/99            $ 9,411                    $ 9,433
  5/99            $ 9,724                    $ 9,379
  6/99            $11,077                    $10,443
  7/99            $11,097                    $10,159
  8/99            $11,229                    $10,252
  9/99            $10,855                    $ 9,905
 10/99            $11,330                    $10,116
 11/99            $12,986                    $11,023
 12/99            $15,002                    $12,425
  1/00            $15,023                    $12,499
  2/00            $15,742                    $12,664
  3/00            $15,245                    $12,726
  4/00            $13,595                    $11,519
  5/00            $13,362                    $11,043
  6/00            $13,753                    $11,432
  7/00            $13,108                    $10,844
  8/00            $13,119                    $10,898
  9/00            $11,775                    $ 9,946
 10/00            $11,013                    $ 9,225
 11/00            $ 9,871                    $ 8,418
 12/00            $10,269                    $ 8,622
  1/01            $11,578                    $ 9,809
  2/01            $10,775                    $ 9,041
  3/01            $ 9,784                    $ 8,153
  4/01            $10,346                    $ 8,556
  5/01            $10,478                    $ 8,658
  6/01            $10,192                    $ 8,480
  7/01            $ 9,542                    $ 7,944
  8/01            $ 9,124                    $ 7,866
  9/01            $ 7,737                    $ 6,648
 10/01            $ 8,166                    $ 7,061
 11/01            $ 8,849                    $ 7,798
 12/01            $ 9,278                    $ 8,417

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/01

1 YEAR                       (9.65%)

3 YEARS                       3.91%

FROM INCEPTION (12/31/97)    (1.86%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

----------
(1) Name changed from Warburg Pincus Trust -- Emerging Markets Portfolio effective December 12, 2001.
(2) The Morgan Stanley Capital International Emerging Markets Free Index is a market-capitalization weighted index of emerging-market countries determined by Morgan Stanley. The index includes only those countries open to non-local investors. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              NUMBER OF
                                                               SHARES         VALUE
                                                              ---------       -----
COMMON STOCKS (94.7%)
AUSTRALIA (0.0%)
OIL & GAS (0.0%)
    Novus Petroleum, Ltd.(1)                                        144    $     132
                                                                           ---------
TOTAL AUSTRALIA                                                                  132
                                                                           ---------
BRAZIL (2.3%)
BEVERAGES (0.6%)
    Companhia de Bebidas das Americas ADR                        10,800      219,132
                                                                           ---------
ELECTRIC UTILITIES (0.5%)
    Companhia Paranaense de Energia-Copel ADR                    25,500      200,175
                                                                           ---------
METALS & MINING (1.2%)
    Companhia Vale do Rio Doce ADR                               19,600      462,756
                                                                           ---------
TOTAL BRAZIL                                                                 882,063
                                                                           ---------
CHILE (3.8%)
BEVERAGES (0.4%)
    Compania Cervecerias Uni ADR                                  7,700      137,060
                                                                           ---------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
    Companhia de Telecomunicaciones de Chile SA ADR(1)           42,500      572,050
                                                                           ---------
ELECTRIC UTILITIES (1.3%)
    Empresa Nacional de Electricidad SA ADR                      30,400      315,552
    Enersis SA ADR                                               13,300      176,890
                                                                           ---------
                                                                             492,442
                                                                           ---------
FOOD & DRUG RETAILING (0.6%)
      Distribucion y Servicio D & S SA ADR                       17,500      229,250
                                                                           ---------
TOTAL CHILE                                                                1,430,802
                                                                           ---------
CHINA (6.2%)
AIRLINES (1.1%)
    China Southern Airlines Co., Ltd.(1)                      1,462,000      421,847
                                                                           ---------
ELECTRIC UTILITIES (3.1%)
    Beijing Datang Power Generation Co., Ltd.                 2,168,301      695,160
    Huaneng Power International, Inc.                           565,000      340,543
    Huaneng Power International, Inc. ADR(1)                      6,100      147,010
                                                                           ---------
                                                                           1,182,713
                                                                           ---------
MARINE (0.4%)
    China Shipping Development Co., Ltd.                      1,004,000      159,654
                                                                           ---------
OIL & GAS (1.1%)
    China Petroleum and Chemical Corp.                        1,330,000      182,499
    PetroChina Co., Ltd.                                      1,342,000      237,496
                                                                           ---------
                                                                             419,995
                                                                           ---------
ROAD & RAIL (0.5%)
    Guangshen Railway Co., Ltd.                               1,100,078      180,575
                                                                           ---------
TOTAL CHINA                                                                2,364,784
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
HONG KONG (5.9%)
COMPUTERS & PERIPHERALS (0.2%)
    Legend Holdings, Ltd.                                       168,000    $  85,639
                                                                         -----------
OIL & GAS (1.2%)
    CNOOC, Ltd.                                                 466,500      439,708
                                                                         -----------
REAL ESTATE (0.6%)
    China Resources Beijing Land, Ltd.                          148,000       29,039
    Shum Yip Investment, Ltd.                                   694,000      206,922
                                                                         -----------
                                                                             235,961
                                                                         -----------
WIRELESS TELECOMMUNICATIONS SERVICES (3.9%)
    China Mobile, Ltd.(1)                                       359,500    1,265,512
    China Unicom, Ltd.(1)                                       200,000      220,574
                                                                         -----------
                                                                           1,486,086
                                                                         -----------
TOTAL HONG KONG                                                            2,247,394
                                                                         -----------
HUNGARY (0.5%)
BANKS (0.3%)
    OTP Bank                                                      1,685      101,175
                                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
    Matav Rt ADR                                                  5,200       88,348
                                                                         -----------
TOTAL HUNGARY                                                                189,523
                                                                         -----------
INDIA (4.0%)
BANKS (0.3%)
    State Bank of India, Ltd. GDR                                14,800      122,988
                                                                         -----------
CHEMICALS (0.6%)
    Reliance Industries, Ltd. GDR                                15,500      210,800
                                                                         -----------
DIVERSIFIED FINANCIALS (0.1%)
    HDFC Bank, Ltd.(1)                                            2,200       32,010
                                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
    Mahanagar Telephone Nigam, Ltd. ADR(1)                       26,400      158,664
                                                                         -----------
FOOD & DRUG RETAILING (0.2%)
    Dr. Reddy's Laboratories, Ltd. ADR(1)                         4,600       87,170
                                                                         -----------
HOUSEHOLD PRODUCTS (0.1%)
    Hindustan Lever, Ltd.                                         4,009       18,594
                                                                         -----------
INDUSTRIAL CONGLOMERATES (0.6%)
    Larsen & Toubro, Ltd. GDR                                    30,200      226,500
                                                                         -----------
IT CONSULTING & SERVICES (0.3%)
    Infosys Technologies, Ltd. ADR(1)                             1,600       99,200
                                                                         -----------
METALS & MINING  (0.2%)
    Hindalco Industries, Ltd. GDR                                 7,200       91,800
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                        5

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
PHARMACEUTICALS (0.4%)
    Ranbaxy Laboratories, Ltd. GDR                               10,700    $ 167,990
                                                                           ---------
TOBACCO (0.8%)
    ITC, Ltd. GDR                                                20,000      310,000
                                                                           ---------
TOTAL INDIA                                                                1,525,716
                                                                           ---------
INDONESIA (1.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.0%)
    PT Telekomunikasi Indonesia                               1,306,000      401,846
                                                                           ---------
TOTAL INDONESIA                                                              401,846
                                                                           ---------
ISRAEL (2.1%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
    Bezeq Israeli Telecommunication Corp., Ltd.(1)              325,586      439,817
                                                                           ---------
PHARMACEUTICALS (1.0%)
    Teva Pharmaceutical Industries, Ltd. ADR                      6,100      375,943
                                                                           ---------
TOTAL ISRAEL                                                                 815,760
                                                                           ---------
MALAYSIA (3.3%)
BANKS (1.2%)
    Malayan Banking Berhad                                      147,300      321,730
    Public Bank Berhad                                          214,612      150,791
                                                                           ---------
                                                                             472,521
                                                                           ---------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Telekom Malaysia Berhad                                      68,000      184,313
                                                                           ---------
ELECTRIC UTILITIES (0.3%)
    Tenaga Nasional Berhad                                       43,533      122,578
                                                                           ---------
HOTELS RESTAURANTS & LEISURE (0.3%)
    Genting Berhad                                               44,822      123,849
                                                                           ---------
INDUSTRIAL CONGLOMERATES (0.5%)
    Sime Darby Berhad                                           131,176      169,146
                                                                           ---------
TOBACCO (0.5%)
    British American Tobacco Berhad                              18,823      183,274
                                                                           ---------
TOTAL MALAYSIA                                                             1,255,681
                                                                           ---------
MEXICO (12.2%)
BANKS (1.4%)
    Grupo Financiero BBVA Bancomer SA de CV Class O             581,800      529,859
                                                                           ---------
BEVERAGES (1.8%)
    Fomento Economico Mexicano SA de CV ADR                       5,500      190,025
    Grupo Modelo SA de CV Series C(1)                           227,035      507,877
                                                                           ---------
                                                                             697,902
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
CONSTRUCTION MATERIALS (1.4%)
    Cemex SA de CV ADR                                           22,051   $  544,660
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.2%)
    Telefonos de Mexico SA de CV ADR                             35,458    1,241,739
                                                                          ----------
MULTILINE RETAIL (1.4%)
    Wal-Mart de Mexico SA de CV ADR(1)                           20,200      550,797
                                                                          ----------
PAPER & FOREST PRODUCTS (0.5%)
    Kimberly-Clark de Mexico SA de CV ADR                        13,215      193,716
                                                                          ----------
WIRELESS TELECOMMUNICATIONS SERVICES (2.5%)
    America Movil SA de CV ADR(1)                                48,058      936,170
                                                                          ----------
TOTAL MEXICO                                                               4,694,843
                                                                          ----------
POLAND (1.0%)
BANKS (0.2%)
    Bank Polska Kasa Opieki SA(1)                                 4,687       94,756
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
    Telekomunikacja Polska                                       84,625      299,772
                                                                          ----------
TOTAL POLAND                                                                 394,528
                                                                          ----------
RUSSIA (5.4%)
COMMUNICATIONS EQUIPMENT (0.7%)
    Mobile Telesystems ADR(1)                                     7,300      260,318
                                                                          ----------
ELECTRIC UTILITIES (1.2%)
    Unified Energy Systems ADR                                   29,666      466,646
                                                                          ----------
OIL & GAS (3.5%)
    Lukoil Holding ADR                                           12,100      592,823
    Surgutneftegaz ADR                                           37,700      589,628
    Yukos ADR1                                                    1,900      148,952
                                                                          ----------
                                                                           1,331,403
                                                                          ----------
TOTAL RUSSIA                                                               2,058,367
                                                                          ----------
SOUTH AFRICA (8.9%)
BANKS (1.5%)
    Standard Bank Investment Corp., Ltd.                        219,089      569,870
                                                                          ----------
BEVERAGES (0.8%)
    South African Breweries PLC                                  46,342      305,213
                                                                          ----------
DIVERSIFIED FINANCIALS (0.3%)
    Johnnic Holdings, Ltd.                                       31,787      117,661
                                                                          ----------
INDUSTRIAL CONGLOMERATES (0.7%)
    Bidvest Group, Ltd.                                          69,526      256,195
                                                                          ----------

                 See Accompanying Notes to Financial Statements.

                                        7

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
INSURANCE (1.2%)
    Liberty Group, Ltd.                                          48,630   $  223,792
    Sanlam, Ltd.                                                337,857      258,850
                                                                         -----------
                                                                             482,642
                                                                         -----------
METALS & MINING (2.2%)
    Anglo American Platinum Corp., Ltd.                          13,200      491,686
    Gold Fields, Ltd.                                            74,178      355,585
                                                                         -----------
                                                                             847,271
                                                                         -----------
OIL & GAS (0.8%)
    Sasol, Ltd.                                                  34,743      305,287
                                                                         -----------
PAPER & FOREST PRODUCTS (0.9%)
    Sappi, Ltd.                                                  36,406      364,212
                                                                         -----------
SPECIALTY RETAIL (0.5%)
    Imperial Holdings, Ltd.                                      37,495      176,300
                                                                         -----------
TOTAL SOUTH AFRICA                                                         3,424,651
                                                                         -----------
SOUTH KOREA (16.0%)
BANKS (3.9%)
    Kookmin Bank                                                 30,785    1,167,182
    Shinhan Financial Group Co., Ltd.(1)                         26,048      348,034
                                                                         -----------
                                                                           1,515,216
                                                                         -----------
DIVERSIFIED FINANCIALS (0.4%)
    Samsung Securities Co., Ltd.                                  4,744      172,821
                                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
    Korea Telecom Corp. ADR                                       9,915      201,572
                                                                         -----------
ELECTRIC UTILITIES (1.4%)
    Korea Electric Power Corp.                                   31,583      521,775
                                                                         -----------
METALS & MINING (0.9%)
    Pohang Iron & Steel Co., Ltd.                                 3,507      325,736
                                                                         -----------
MULTILINE RETAIL (1.2%)
    Shinsegae Department Store Co.                                4,180      442,345
                                                                         -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.1%)
    Samsung Electronics Co.                                       7,445    1,581,389
                                                                         -----------
WIRELESS TELECOMMUNICATIONS SERVICES (3.6%)
    SK Telecom Co., Ltd.                                          6,442    1,314,394
    SK Telecom Co., Ltd. ADR(1)                                   3,200       69,184
                                                                         -----------
                                                                           1,383,578
                                                                         -----------
TOTAL SOUTH KOREA                                                          6,144,432
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                        8

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
TAIWAN (15.1%)
BANKS (3.0%)
    Bank Sinopac(1)                                             484,660    $ 202,230
    China Development Financial Holding Corp.(1)                307,901      206,792
    Chinatrust Commercial Bank(1)                             1,207,923      724,960
                                                                         -----------
                                                                           1,133,982
                                                                         -----------
CHEMICALS (0.6%)
    Formosa Plastics Corp.                                      245,000      224,764
                                                                         -----------
COMPUTERS & PERIPHERALS (2.4%)
    Asustek Computer, Inc.                                       75,250      329,044
    Quanta Computer, Inc.                                       179,750      585,638
                                                                         -----------
                                                                             914,682
                                                                         -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    Hon Hai Precision Industry Co., Ltd.                         53,720      245,647
                                                                         -----------
INSURANCE (0.9%)
    Cathay Life Insurance Co., Ltd.(1)                          222,348      362,213
                                                                         -----------
METALS & MINING (0.3%)
    China Steel Corp.                                           288,400      112,508
                                                                         -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.3%)
    Advanced Semiconductor Engineering, Inc.(1)                 476,190      442,302
    Taiwan Semiconductor Manufacturing Co.(1)                   205,208      513,166
    United Microelectronics Corp.                             1,264,442    1,842,998
                                                                         -----------
                                                                           2,798,466
                                                                         -----------
TOTAL TAIWAN                                                               5,792,262
                                                                         -----------
THAILAND (2.3%)
BANKS (1.8%)
    Bangkok Bank Public Co., Ltd.(1)                            615,805      685,697
                                                                         -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
    Advanced Info Service Public Co., Ltd.                      211,000      194,398
                                                                         -----------
TOTAL THAILAND                                                               880,095
                                                                         -----------
TURKEY (1.1%)
DIVERSIFIED FINANCIALS (1.1%)
    Haci Omer Sabanci Holding AS                                 38,946      211,459
    Turkiye Is Bankasi Class C                                   39,999      222,675
                                                                         -----------
TOTAL TURKEY                                                                 434,134
                                                                         -----------
UNITED KINGDOM (3.6%)
METALS & MINING (3.6%)
    Anglo American PLC                                           84,658    1,292,986
    Anglo American PLC ADR                                        5,453       82,395
                                                                         -----------
TOTAL UNITED KINGDOM                                                       1,375,381
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                        9

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------     ------
UNITED STATES (0.0%)
BANKS (0.0%)
    Citigroup, Inc.                                                   1   $       50
                                                                          ----------
TOTAL UNITED STATES                                                               50
                                                                          ----------

TOTAL COMMON STOCKS (Cost $34,485,109)                                    36,312,444
                                                                          ----------
PREFERRED STOCKS (2.5%)
BRAZIL (2.5%)
BANKS (0.5%)
    Banco Itau SA                                             2,452,854      186,834
                                                                          ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
    Tele Norte Leste Participacoes SA ADR                        15,200      237,576
                                                                          ----------
OIL & GAS (1.4%)
    Petroleo Brasileiro SA ADR                                   23,398      520,138
                                                                          ----------
TOTAL BRAZIL                                                                 944,548
                                                                          ----------

TOTAL PREFERRED STOCKS (Cost $896,361)                                       944,548
                                                                          ----------
RIGHT (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
    Telecomasia Corp. Public Co., Ltd. (Cost $0)(1)              50,021            0
                                                                          ----------

                                                                 PAR
                                                                (000)
                                                                -----
SHORT-TERM INVESTMENT (8.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.50%,
    1/02/02 (Cost $3,334,000)                                   $ 3,334    3,334,000
                                                                         -----------

TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $38,715,470(2))                 40,590,992

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)                             (2,259,927)
                                                                         -----------

NET ASSETS (100.0%)                                                      $38,331,065
                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         GDR = Global Depository Receipt

----------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $40,444,137.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
  Investments at value (Cost $38,715,470)                                        $40,590,992
  Cash                                                                                    86
  Foreign currency (Cost $402,579)                                                   396,464
  Receivable for fund shares sold                                                    228,030
  Receivable for investments sold                                                     42,124
  Dividend, interest and reclaim receivable                                           26,332
  Receivable from investment adviser                                                  17,436
  Prepaid expenses and other assets                                                    3,232
                                                                                 -----------
   Total Assets                                                                   41,304,696
                                                                                 -----------
LIABILITIES
  Administrative services fee payable                                                  7,683
  Payable for fund shares redeemed                                                 2,937,332
  Payable for foreign taxes                                                            2,936
  Other accrued expenses payable                                                      25,680
                                                                                 -----------
   Total Liabilities                                                               2,973,631
                                                                                 -----------
NET ASSETS
  Capital stock, $0.001 par value                                                      4,546
  Paid-in capital                                                                 51,607,355
  Undistributed net investment income                                                 47,720
  Accumulated net realized loss from investments and foreign
  currency transactions                                                          (15,197,693)
  Net unrealized appreciation from investments and foreign currency
  translations                                                                     1,869,137
                                                                                 -----------
   Net Assets                                                                    $38,331,065
                                                                                 ===========
  Shares outstanding                                                               4,546,193
                                                                                 -----------
  Net asset value, offering price and redemption price per share                       $8.43
                                                                                 ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME
  Dividends                                                                      $   739,072
  Interest                                                                           111,016
  Foreign taxes withheld                                                            (108,600)
                                                                                 -----------
   Total investment income                                                           741,488
                                                                                 -----------
EXPENSES
  Investment advisory fees                                                           456,493
  Administrative services fees                                                        76,066
  Printing fees                                                                       65,253
  Custodian fees                                                                      43,824
  Legal fees                                                                          15,752
  Audit fees                                                                          14,065
  Transfer agent fees                                                                  4,387
  Insurance expense                                                                    3,679
  Trustees fees                                                                        2,993
  Interest expense                                                                     1,462
  Miscellaneous expense                                                                7,253
                                                                                 -----------
   Total expenses                                                                    691,227
  Less: fees waived and transfer agent offsets                                      (179,955)
                                                                                 -----------
   Net expenses                                                                      511,272
                                                                                 -----------
      Net investment income                                                          230,216
                                                                                 -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
 AND FOREIGN CURRENCY RELATED ITEMS
   Net realized loss from investments                                             (8,921,413)
   Net realized loss from foreign currency transactions                             (136,978)
   Net change in unrealized appreciation (depreciation) from investments           5,890,725
   Net change in unrealized appreciation (depreciation) from foreign currency
   translations                                                                       (6,690)
                                                                                 -----------
   Net realized and unrealized loss from investments and foreign currency
   related items                                                                  (3,174,356)
                                                                                 -----------
   Net decrease in net assets resulting from operations                          $(2,944,140)
                                                                                 ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR             FOR THE YEAR
                                                                    ENDED                    ENDED
                                                              DECEMBER 31, 2001        DECEMBER 31, 2000
                                                              -----------------        -----------------
FROM OPERATIONS
  Net investment income                                         $    230,216               $   770,349
  Net realized loss from investments and foreign
   currency transactions                                          (9,058,391)               (6,445,252)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                   5,884,035                (7,607,248)
                                                                ------------              ------------
   Net decrease in net assets resulting from operations           (2,944,140)              (13,282,151)
                                                                ------------              ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                    --                  (674,002)
  Distributions from net realized gains                                   --                  (529,318)
  Return of capital                                                       --                   (99,364)
                                                                ------------              ------------
   Net decrease in net assets from dividends and distributions            --                (1,302,684)
                                                                ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                   158,745,561                68,349,353
  Reinvestment of dividends and distributions                             --                 1,289,532
  Net asset value of shares redeemed                            (150,074,287)              (39,230,888)
                                                                ------------              ------------
   Net increase in net assets from capital share transactions      8,671,274                30,407,997
                                                                ------------              ------------
  Net increase in net assets                                       5,727,134                15,823,162

NET ASSETS
  Beginning of year                                               32,603,931                16,780,769
                                                                ------------              ------------
  End of year                                                   $ 38,331,065               $32,603,931
                                                                ============              ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                      $     47,720               $   (45,517)
                                                                ============              ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)


                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------
                                                          2001         2000         1999         1998
                                                       ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period                  $  9.33      $ 14.18    $  8.19       $  10.00
                                                        -------      -------    -------       --------
INVESTMENT OPERATIONS
  Net investment income                                    0.06         0.23       0.05(1)        0.10
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                        (0.96)       (4.70)      6.56          (1.83)
                                                        -------      -------    -------         ------
      Total from investment operations                    (0.90)       (4.47)      6.61          (1.73)
                                                        -------      -------    -------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       --        (0.20)     (0.04)         (0.08)
  Distributions from net realized gains                      --        (0.15)     (0.58)            --
  Return of capital                                          --        (0.03)        --             --
                                                        -------      -------    -------         ------
      Total dividends and distributions                      --        (0.38)     (0.62)         (0.08)
                                                        -------      -------    -------         ------
NET ASSET VALUE, END OF PERIOD                          $  8.43      $  9.33    $ 14.18        $  8.19
                                                        =======      =======    =======         ======
      Total return                                        (9.65)%     (31.55)%    81.40%        (17.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $38,331      $32,604    $16,781        $ 2,696
    Ratio of expenses to average net assets(2)             1.40%        1.42%      1.42%          1.40%
    Ratio of net investment income (loss) to average
      net assets                                           0.63%        2.45%     (0.19)%         2.09%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.49%        0.27%      1.73%          6.81%
  Portfolio turnover rate                                   130%         208%       145%            21%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .02% and .00% for each of the years ended December 31, 2001, 2000, 1999 and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.40% for each of the years ended December 31, 2001, 2000, 1999 and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

  A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

  C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

  H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2001, the Portfolio had no open forward foreign currency contracts.

  I) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

  The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolios to increased volatility or substantial declines in value.

  The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

  CSAM serves as investment adviser for the Portfolio and Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, serves as sub-investment adviser to the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets, out of which CSAM pays CSAM Ltd. for sub-investment advisory services. For the year ended December 31, 2001, investment advisory fees earned and voluntarily waived were $456,493 and $179,056, respectively.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2001, administrative services fees earned by CSAMSI were $36,519.

  For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
       ------------------------                 --------------------------------
       First $500 million                       .11% of average daily net assets
       Next $1 billion                          .09% of average daily net assets
       Over $1.5 billion                        .07% of average daily net assets

  Effective February 5, 2001, for its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
       ------------------------                 --------------------------------
       First $500 million                       .08% of average daily net assets
       Next $1 billion                          .07% of average daily net assets
       Over $1.5 billion                        .06% of average daily net assets

  For the year ended December 31, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were $39,547.

  In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

  Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended December 31, 2001, the Portfolio received credits or reimbursements of $899 under this arrangement.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid $21,392 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

  Through June 19, 2001, the Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

  Effective June 20, 2001, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At December 31, 2001 there were no loans outstanding under either the New Credit Facility or the Prior Credit Facility.

  During the year ended December 31, 2001, borrowings under the Prior Credit Facility and/or the New Credit Facility were as follows:

           AVERAGE DAILY      WEIGHTED AVERAGE         MAXIMUM DAILY
           LOAN BALANCE         INTEREST RATE        LOAN OUTSTANDING
           -------------      ----------------       ----------------
                 $33,814           2.744%                $2,312,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $53,428,267 and $43,314,812, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

  The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                        FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                         DECEMBER 31, 2001     DECEMBER 31, 2000
                                        ------------------    ------------------
Shares sold                                 18,757,687             5,434,774
Shares issued in reinvestment of
  dividends and distributions                                        138,213
Shares redeemed                            (17,704,414)           (3,263,410)
                                           -----------            ----------
Net increase                                 1,053,273             2,309,577
                                           ===========            ==========

NOTE 6. FEDERAL INCOME TAXES

  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses, and excise tax regulations.

  There were no distributions in the year ended December 31, 2001.

  At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                  $     92,753
          Capital loss carryovers                         (12,766,191)
          Unrealized appreciation                             140,470
                                                         ------------
                                                         $(12,532,968)
                                                         ============

  At December 31, 2001, the Portfolio had capital loss carryovers available to offset possible future capital gains of $3,547,931 and $9,218,260 expiring in 2008 and 2009, respectively.

  Pursuant to federal income tax regulations applicable to investment companies, the Portfolio has elected to treat net capital losses realized between November 1 and December 31, 2001 as occurring on the first day of the following tax year. For the year ended December 31, 2001, $747,868 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002.

  At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $3,412,364 and $3,271,894, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

  At December 31, 2001, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The Portfolio reclassified $(136,979) from accumulated net realized gain (loss) from investments and foreign currency transactions to accumulated undistributed net investment income. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Emerging Markets Portfolio:

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Emerging Markets Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             TRUSTEE             HELD BY TRUSTEE
---------------------       -----------        ------------       --------------------        -------------       ---------------

INDEPENDENT TRUSTEES

Richard H. Francis          Trustee and        Since              Currently retired;          59                  Director of
40 Grosvenor Road           Audit              2000               Executive Vice                                  The Indonesia
Short Hills, New Jersey     Committee                             President and                                   Fund, Inc.
07078                       Member                                Chief Financial
                                                                  Officer of Pan Am
Age: 68                                                           Corporation and
                                                                  Pan American
                                                                  World Airways,
                                                                  Inc. from 1988 to
                                                                  1991

Jack W. Fritz               Trustee and        Since              Private investor;           59                  Director of
2425 North Fish Creek Road  Audit              Portfolio          Consultant and                                  Advo, Inc.
P.O. Box 1287               Committee          Inception          Director of Fritz                               (direct mail
Wilson, Wyoming 83014       Member                                Broadcasting, Inc.                              advertising)
                                                                  and Fritz
Age: 73                                                           Communications
                                                                  (developers and
                                                                  operators of radio
                                                                  stations) since
                                                                  1987

Jeffrey E. Garten           Trustee and        Since              Dean of Yale                59                  Director of
Box 208200                  Audit              1998               School of                                       Aetna, Inc.;
New Haven, Connecticut      Committee                             Management and                                  Director of
06520-8200                  Member                                William S. Beinecke                             Calpine Energy
                                                                  Professor in the                                Corporation
Age: 54                                                           Practice of
                                                                  International
                                                                  Trade and Finance;
                                                                  Undersecretary of
                                                                  Commerce for
                                                                  International Trade
                                                                  from November 1993
                                                                  to October 1995;
                                                                  Professor at
                                                                  Columbia University
                                                                  from September
                                                                  1992 to November
                                                                  1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             TRUSTEE             HELD BY TRUSTEE
---------------------       -----------        ------------       --------------------        -------------       ---------------
Peter F. Krogh              Trustee and        Since              Dean Emeritus and           59                  Member of
301 ICC                     Audit              2001               Distinguished Professor                         Board
Georgetown University       Committee                             of International Affairs                        of The Carlisle
Washington, DC 20057        Member                                at the Edmund A.                                Companies Inc.;
                                                                  Walsh School of                                 Member of
Age: 64                                                           Foreign Service,                                Selection
                                                                  Georgetown University;                          Committee
                                                                  Moderator of PBS                                for Truman
                                                                  foreign affairs television                      Scholars and
                                                                  series                                          Henry Luce
                                                                                                                  Scholars; Senior
                                                                                                                  Associate of
                                                                                                                  Center for
                                                                                                                  Strategic and
                                                                                                                  International
                                                                                                                  Studies; Trustee
                                                                                                                  of numerous
                                                                                                                  world affairs
                                                                                                                  organizations

James S. Pasman, Jr.        Trustee and        Since              Currently retired;          59                  Director of
29 The Trillium             Audit              2000               President and Chief                             Education
Pittsburgh, Pennsylvania    Committee                             Operating Officer of                            Management
15238                       Member                                National InterGroup,                            Corp., Tyco
                                                                  Inc. from April 1989                            International
Age: 70                                                           to March 1991;                                  Ltd.; Credit
                                                                  Chairman of Permian                             Suisse Asset
                                                                  Oil Co. from April 1989                         Management
                                                                  to March 1991                                   Income Fund,
                                                                                                                  Inc.; Trustee of
                                                                                                                  Credit Suisse
                                                                                                                  High Yield Bond
                                                                                                                  Fund; Deutsche
                                                                                                                  VIT Funds,
                                                                                                                  overseeing six
                                                                                                                  portfolios

                                       24

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             TRUSTEE             HELD BY TRUSTEE
---------------------       -----------        ------------       --------------------        -------------       ---------------
Steven N. Rappaport         Trustee and        Since              President of Loanet,        59                  Director of
Loanet, Inc.                Audit              2000               Inc. (on-line accounting                        The First Israel
40 East 52nd Street         Committee                             service) since 1997;                            Fund, Inc.
New York, New York          Chairman                              Executive Vice
10022                                                             President of Loanet,
                                                                  Inc. from 1994 to 1997;
Age: 52                                                           Director, President, North
                                                                  American Operations,
                                                                  and former Executive
                                                                  Vice President from
                                                                  1992 to 1993 of
                                                                  Worldwide Operations
                                                                  of Metallurg Inc.;
                                                                  Executive Vice
                                                                  President, Telerate, Inc.
                                                                  from 1987 to 1992;
                                                                  Partner in the law firm
                                                                  of Hartman & Craven until
                                                                  1987

INTERESTED TRUSTEE

William W. Priest(2)        Trustee            Since              Senior Partner and          59                  Director of The
Steinberg Priest                               1999               Fund Manager,                                   Brazilian Equity
Capital Management                                                Steinberg                                       Fund, Inc.; The
12 East 49th Street                                               Priest Capital                                  Chile Fund, Inc.;
12th Floor                                                        Management since                                The Emerging
New York, New York                                                March 2001; Chairman                            Markets Tele-
10017                                                             and Managing                                    communications
                                                                  Director of CSAM                                Fund, Inc.; The
Age: 59                                                           from 2000 to                                    First Israel Fund,
                                                                  February 2001, Chief                            Inc.; The Latin
                                                                  Executive Officer and                           American Equity
                                                                  Managing Director of                            Fund, Inc.; The
                                                                  CSAM from 1990 to                               Indonesia Fund,
                                                                  2000                                            Inc.; and Credit
                                                                                                                  Suisse Asset
                                                                                                                  Management
                                                                                                                  Income Fund,
                                                                                                                  Inc.

----------
(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             OFFICER             HELD BY OFFICER
---------------------       -----------        ------------       --------------------        -------------       ---------------
OFFICERS

James P. McCaughan          Chairman           Since              Chief Executive Officer     N/A                 N/A
Credit Suisse Asset                            2000               and Managing Director
Management, LLC                                                   of CSAM; Associated
466 Lexington Avenue                                              with CSAM since
New York, New York                                                2000; President and
10017-3147                                                        Chief Operating Officer
                                                                  of Oppenheimer Capital
Age: 47                                                           from 1998 to 1999;
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  UBS Asset
                                                                  Management (New
                                                                  York) Inc. from 1996
                                                                  to 1998; Functional
                                                                  Advisor (Institutional
                                                                  Asset Management)
                                                                  of Union Bank of
                                                                  Switzerland from
                                                                  1994 to 1996

Hal Liebes, Esq.            Vice President     Since              Managing Director and       N/A                 N/A
Credit Suisse Asset         and Secretary      1999               General Counsel of
Management, LLC                                                   CSAM; Associated with
466 Lexington Avenue                                              Lehman Brothers, Inc.
New York, New York                                                from 1996 to 1997;
10017-3147                                                        Associated with CSAM
                                                                  from 1995 to 1996;
Age: 36                                                           Associated with CS
                                                                  First Boston Investment
                                                                  Management from 1994
                                                                  to 1995; Associated with
                                                                  Division of Enforcement,
                                                                  U.S. Securities and
                                                                  Exchange Commission
                                                                  from 1991 to 1994

Michael A. Pignataro        Treasurer and      Since              Director and Director       N/A                 N/A
Credit Suisse Asset         Chief Financial    1999               of Fund Administration
Management, LLC             Officer                               of CSAM; Associated
466 Lexington Avenue                                              with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                       26

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             OFFICER             HELD BY OFFICER
---------------------       -----------        ------------       --------------------        -------------       ---------------
Gregory N. Bressler, Esq.   Assistant          Since              Vice President and          N/A                 N/A
Credit Suisse Asset         Secretary          2000               Legal Counsel of CSAM
Management, LLC                                                   since January 2000;
466 Lexington Avenue                                              Associated with the
New York, New York                                                law firm of Swidler
10017-3147                                                        Berlin Shereff Friedman
                                                                  LLP from 1996 to 2000
Age: 35

Stuart J. Cohen             Assistant          Since              Vice President and          N/A                 N/A
Credit Suisse Asset         Secretary          Portfolio          Legal Counsel of CSAM;
Management, LLC                                Inception          Associated with CSAM
466 Lexington Avenue                                              since Credit Suisse
New York, New York                                                acquired the Funds'
10017-3147                                                        predecessor adviser in
                                                                  July 1999; with the
Age: 32                                                           predecessor adviser
                                                                  since 1997; Associated
                                                                  with the law firm of
                                                                  Gordon Altman Butowsky
                                                                  Weitzen Shalov & Wein
                                                                  from 1995 to 1997

Rocco A. DelGuercio         Assistant          Since              Vice President and          N/A                 N/A
Credit Suisse Asset         Treasurer          1999               Administrative Officer
Management, LLC                                                   of CSAM; Associated
466 Lexington Avenue                                              with CSAM since June
New York, New York                                                1996;Assistant Treasurer,
10017-3147                                                        Bankers Trust Corp.-
                                                                  Fund Administration
Age: 38                                                           from March 1994 to June
                                                                  1996; Mutual Fund
                                                                  Accounting Supervisor,
                                                                  Dreyfus Corporation from
                                                                  April 1987 to March 1994

                                       27


                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                            POSITION(S)        LENGTH             PRINCIPAL                   COMPLEX             OTHER
                            HELD WITH          OF TIME            OCCUPATION(S) DURING        OVERSEEN BY         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST              SERVED             PAST FIVE YEARS             OFFICER             HELD BY OFFICER
---------------------       -----------        ------------       --------------------        -------------       ---------------
Joseph Parascondola         Assistant          Since              Assistant Vice              N/A                 N/A
Credit Suisse Asset         Treasurer          2001               President-- Fund
Management, LLC                                                   Administration of
466 Lexington Avenue                                              CSAM since April
New York, New York                                                2000; Assistant Vice
10017-3147                                                        President, Deutsche
                                                                  Asset Management
  Age: 38                                                         from January 1999
                                                                  to April 2000; Assistant
                                                                  Vice President, Weiss,
                                                                  Peck & Greer LLC
                                                                  from November 1995
                                                                  to December 1998

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

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                                  800-222-8977

   CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    TREMK-2-1201